Label	Element	Value
Prospectus Summary | MainStay Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 166 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 147 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Subadvisor seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Subadvisor prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Subadvisor attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term debt alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated lower than BBB- and Baa3), commonly referred to as “high-yield securities” or “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade by an NRSRO. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the Secured Overnight Financing Rate or another reference rate or benchmark. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may reduce or eliminate the Fund's position in a holding if it no longer believes the holding will contribute to meeting the investment objective of the Fund. In considering whether to sell a holding, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Subadvisor continually evaluates market factors and comparative metrics to determine relative value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The table also includes the average annual returns of the Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2014-2023)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2020, Q2	8.58%
Worst Quarter
2020, Q1	-11.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Prospectus Summary | MainStay Floating Rate Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | MainStay Floating Rate Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | MainStay Floating Rate Fund | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | MainStay Floating Rate Fund | Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Prospectus Summary | MainStay Floating Rate Fund | Yield Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.
Prospectus Summary | MainStay Floating Rate Fund | Debt Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | MainStay Floating Rate Fund | Floating Rate Loans Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”). As a result of benchmark reforms, publication of most London Interbank Offered Rate (“LIBOR”) settings has ceased. Some U.S. dollar LIBOR settings continue to be published, but only on a temporary, synthetic and non-representative basis. It is expected that all synthetic U.S. dollar LIBOR settings will be discontinued at the end of September 2024. Many contracts have already transitioned away from LIBOR reference as a result of contractual fallback mechanics, negotiated amendments or as a result of statutory fallback mechanisms; some contracts continue to use synthetic U.S. dollar LIBOR and may continue to do so until synthetic LIBOR is discontinued. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate, such as SOFR. Instruments which transitioned from LIBOR to an alternative reference rate or which continue to use synthetic LIBOR may experience increased volatility and illiquidity or other adverse consequences, such as decreased yields and reduction in value, for these instruments. This may adversely affect the Fund and its investments in such instruments.

Prospectus Summary | MainStay Floating Rate Fund | Liquidity and Valuation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Prospectus Summary | MainStay Floating Rate Fund | Loan Participation Interest Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Fund may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests. The Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Prospectus Summary | MainStay Floating Rate Fund | Foreign Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | MainStay Floating Rate Fund | High-Yield Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Prospectus Summary | MainStay Floating Rate Fund | Money Market/Short-Term Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Prospectus Summary | MainStay Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Prospectus Summary | MainStay Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar LSTA US Leveraged Loan Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Prospectus Summary | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 396
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	820
10 Years	rr_ExpenseExampleYear10	$ 1,454
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Prospectus Summary | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 359
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	841
10 Years	rr_ExpenseExampleYear10	$ 1,557
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
Prospectus Summary | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	$ 288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	1,973
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
1 Year	rr_AverageAnnualReturnYear01	10.04%
5 Years	rr_AverageAnnualReturnYear05	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Prospectus Summary | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2014	rr_AnnualReturn2014	0.61%
Annual Return 2015	rr_AnnualReturn2015	(0.03%)
Annual Return 2016	rr_AnnualReturn2016	8.55%
Annual Return 2017	rr_AnnualReturn2017	4.05%
Annual Return 2018	rr_AnnualReturn2018	(0.43%)
Annual Return 2019	rr_AnnualReturn2019	8.44%
Annual Return 2020	rr_AnnualReturn2020	2.63%
Annual Return 2021	rr_AnnualReturn2021	3.40%
Annual Return 2022	rr_AnnualReturn2022	(1.06%)
Annual Return 2023	rr_AnnualReturn2023	12.18%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.58%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.81%)
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Prospectus Summary | MainStay Floating Rate Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Prospectus Summary | MainStay Floating Rate Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Prospectus Summary | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	$ 798
1 Year	rr_AverageAnnualReturnYear01	12.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2019
Prospectus Summary | MainStay Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	11.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Morningstar LSTA US Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[3]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[4]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets over $3 billion.